Acquisitions and Divestments - Additional Information (Detail) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 07, 2015 USD ($) $ / shares shares	Feb. 28, 2015	Dec. 31, 2015 USD ($)	Dec. 31, 2014 Acquisition	Dec. 31, 2013 Acquisition
Business Acquisition [Line Items]
Purchase price allocation to goodwill			$ 7,464
Purchase price allocation to other intangible assets	$ 8,464
Other intangible assets, amortization period			7 years
Number of acquisitions and divestments | Acquisition				0	0
JianGuang Asset Management Co. Ltd. [Member] | Bipolar Power Business [Member]
Business Acquisition [Line Items]
Equity method investment ownership percentage		49.00%
Divestments closing date		Nov. 09, 2015
JianGuang Asset Management Co. Ltd. [Member] | Bipolar Power and RF Power Businesses [Member] | Other Income (Expense) [Member]
Business Acquisition [Line Items]
Gain (loss) on sale of business			$ 1,257
Bluetooth Low Energy and Wearable Businesses and Athena Scs Limited [Member]
Business Acquisition [Line Items]
Purchase price consideration			102
Purchase price allocation to goodwill			40
Purchase price allocation to other intangible assets			68
Purchase price allocation net liabilities assumed			6
Bluetooth Low Energy and Wearable Businesses and Athena Scs Limited [Member] | Core Technology [Member]
Business Acquisition [Line Items]
Purchase price allocation to other intangible assets			29
Bluetooth Low Energy and Wearable Businesses and Athena Scs Limited [Member] | Existing Technology [Member]
Business Acquisition [Line Items]
Purchase price allocation to other intangible assets			17
Bluetooth Low Energy and Wearable Businesses and Athena Scs Limited [Member] | In-Process Research and Development [Member]
Business Acquisition [Line Items]
Purchase price allocation to other intangible assets			$ 22
Bluetooth Low Energy and Wearable Businesses and Athena Scs Limited [Member] | Maximum [Member] | Core Technology [Member]
Business Acquisition [Line Items]
Other intangible assets, amortization period			14 years
Bluetooth Low Energy and Wearable Businesses and Athena Scs Limited [Member] | Maximum [Member] | Existing Technology [Member]
Business Acquisition [Line Items]
Other intangible assets, amortization period			5 years
Freescale Semiconductor, Ltd. [Member]
Business Acquisition [Line Items]
Purchase price	11,639
Acquisition related transaction costs	$ 42
Number of shares issuable for each ordinary share of acquiree | shares	0.3521
Cash consideration payable for each ordinary share of acquiree | $ / shares	$ 6.25
Purchase price allocation net liabilities assumed	$ (4,249)
Freescale Semiconductor, Ltd. [Member] | Minimum [Member]
Business Acquisition [Line Items]
Estimated useful lives of identified intangible assets	1 year
Freescale Semiconductor, Ltd. [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated useful lives of identified intangible assets	19 years